Shareholder Report, Line Graph (Details) 195915_Tema American Reshoring ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	May 11, 2023	Feb. 28, 2026
Tema American Reshoring ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Tema American Reshoring ETF NAV
Accumulated Value	$ 14,694	$ 13,688	$ 10,000	$ 22,008
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Total Return Index
Accumulated Value	$ 14,779	$ 12,481	$ 10,000	$ 17,290